Hartford Schroders US MidCap Opportunities Fund
Hartford Schroders US MidCap Opportunities Fund

AUGUST 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Schroders US MidCap Opportunities Fund

SUMMARY PROSPECTUS DATED MARCH 1, 2019

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2019, AS SUPPLEMENTED MAY 7, 2019

This Supplement contains new and additional information regarding Hartford Schroders US MidCap Opportunities Fund (formerly, Hartford Schroders US Small/Mid Cap Opportunities Fund) and should be read in connection with your Summary Prospectus and Statutory Prospectus.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

At a meeting held on August 6-7, 2019, the Board of Directors of The Hartford Mutual Funds II, Inc. approved a reduction to the contractual investment management fee schedule for Hartford Schroders US MidCap Opportunities Fund effective November 1, 2019.

1.	Accordingly, effective November 1, 2019, under the headings “Your Expenses” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples and portfolio turnover paragraph, will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Schroders US MidCap Opportunities Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Schroders US MidCap Opportunities Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[2]	0.16%	0.16%	0.14%	0.27%	0.22%	0.17%	0.16%	0.05%	0.05%
Acquired fund fees and expenses	[3]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses		1.22%	1.97%	0.95%	1.58%	1.28%	0.98%	0.97%	0.86%	0.86%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Other expenses" for Classes A, C, I, R3, R4, R5, Y, F, and SDR have been restated to reflect current expenses. "Other Expenses" for Class Y have also been restated to reflect estimated amounts in connection with the new transfer agency fee that became effective May 1, 2019.
[3]	"Acquired fund fees and expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same

•	You reinvest all dividends and distributions

•	You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Schroders US MidCap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	667	916	1,183	1,946
Class C	300	618	1,062	2,296
Class I	97	303	525	1,166
Class R3	161	499	860	1,878
Class R4	130	406	702	1,545
Class R5	100	312	542	1,201
Class Y	99	309	536	1,190
Class F	88	274	477	1,061
Class SDR	88	274	477	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Hartford Schroders US MidCap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	667	916	1,183	1,946
Class C	200	618	1,062	2,296
Class I	97	303	525	1,166
Class R3	161	499	860	1,878
Class R4	130	406	702	1,545
Class R5	100	312	542	1,201
Class Y	99	309	536	1,190
Class F	88	274	477	1,061
Class SDR	88	274	477	1,061

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.